Determination of fair values - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Fair value of contingent consideration	$ 1,545,179,000		$ 1,433,630,000
Contingent considerations | Level 3
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Fair value of contingent consideration	0		3,004,000
Maximum contingent consideration that could be paid	0		$ 3,004,000	$ 0
Contingent considerations | Level 3 | Maximum
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Maximum contingent consideration that could be paid	$ 244,315,000	$ 331,658